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March 24, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Seasons Series Trust (the "Registrant")
          Registration File Nos. 333-08653 and 811-07725
          CIK No. 0001003239

          Allocation Growth Portfolio
          Allocation Moderate Growth Portfolio
          Allocation Moderate Portfolio
          Allocation Balanced Portfolio

Dear Sir or Madam:

     As counsel to the Registrant, I am transmitting for filing the preliminary information statement ("Information Statement") for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

     We intend to mail a definitive information statement to shareholders on or about April 7, 2006. Please call me at (713) 831-3299 with any comments or questions.

Very truly yours,


/s/ MARK MATTHES
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Mark Matthes